Trade and Other Payables - Summary of Trade and Other Payables (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017 [1]
Disclosure of trade and other payables [abstract]
Indirect taxes payable	$ 174	$ 194
Trade payables	237	238
Deferred consideration on acquisitions	1,418	1,247
Other payables	113	138
Non-current trade and other payables	1,943	1,816	[1]	$ 1,462
Trade payables and accrued expenses	15,876	15,512
Payroll and social security payables	736	900
Indirect taxes payable	2,708	2,633
Interest payable	1,679	1,616
Consigned packaging	1,106	1,093
Dividends payable	338	331
Deferred income	21	32
Deferred consideration on acquisitions	221	163
Other payables	179	289
Current trade and other payables	$ 22,864	$ 22,568	[1]	$ 24,762

[1]	The consolidated statements of financial position as at 31 December 2018 and 1 January 2018 have been restated to reflect the impact of adoption of IFRS 16 under the full retrospective application. The Australian operations have been classified as assets held for sale as at 31 December 2019 without restatement of the respective balances as at 31 December 2018 as required by IFRS 5.